Annual Total Returns [BarChart] - PRUDENTIAL DAY ONE 2020 FUND - Class R6	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2017	10.70%
Annual Return 2018	(3.96%)
Annual Return 2019	15.85%

[1]	The total return for Class R6 shares from January 1, 2020 through June 30, 2020 was -1.62%.